Note 3 - Investment Securities: Schedule of amortized cost and estimated fair values of debt securities (Tables)	3 Months Ended
Mar. 31, 2020
Tables/Schedules
Schedule of amortized cost and estimated fair values of debt securities

	As of March 31, 2020		As of December 31, 2019
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Available-for-Sale
Obligations of states and political subdivisions	$ 196,209,243	$ 208,800,652	$ 192,240,250	$ 204,012,197
Corporate securities	130,316	275,228	130,316	445,325
	$ 196,339,559	$ 209,075,880	$ 192,370,566	$ 204,457,522

Held to Maturity
Obligations of states and political subdivisions	$ 380,177	$ 386,726	$ 380,561	$ 389,520